Document And Entity Information	3 Months Ended
	Jun. 30, 2011	Sep. 27, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	CleanTech Innovations, Inc.
Document Type	Other
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		24,982,822
Amendment Flag	false
Entity Central Index Key	0001382219
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011